JPMorgan Tax Free Bond Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.75%	0.21%	2.03%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.74%	0.19%	1.95%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.80%	0.89%	2.27%